EARNINGS PER SHARE (Details) - USD ($) shares in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Earnings Per Share [Abstract]
Net income (loss) attributable to the Company	$ (36,501)	$ 7,641
Weighted average number of ordinary shares (in shares)	169,809	169,809